SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM LOAN

NOTE 7 – SHORT-TERM LOAN

Insurance funding borrowing

On August 5, 2025, the Company entered into a financing agreement of $407,500 for the purchase of an insurance policy with AFCO Insurance Premium Finance. The Company made a downpayment of $70,256, which was applied to the loan amount at the time of the loan agreement. The debt is payable in monthly instalments of $35,125 per month for 10 months. Payments include a stated interest rate of 7.5% and are secured against a lien on the insurance policy. The carrying amount of $205,403 and nil is included as Short-term Loan Liability on the accompanying consolidated balance sheets as on December 31, 2025, and December 31, 2024, respectively. The Company recognized interest expense of $9,795 on the accompanying consolidated statements of operations for the year ended December 31, 2025.

On July 18, 2024, the Company entered into a financing agreement of $510,000 for the purchase of an insurance policy with AFCO Insurance Premium Finance. The Company had made a downpayment of $44,162, which was applied to the loan amount at the time of the loan agreement. The debt was payable in monthly instalments of $44,162 per month for 11 months. Payments included a stated interest rate of 8.46% and were secured against a lien on the insurance policy. The debt was fully repaid in June 2025. The carrying amount of nil and $258,552 was included as Short-term Loan Liability on the accompanying consolidated balance sheets as of December 31, 2025, and December 31, 2024, respectively. The Company recognized interest expense of $5,067 and $14,876 on the accompanying consolidated statements of operations for the years ended December 31, 2025, and December 31, 2024, respectively.

On November 19, 2023, the Company entered into a financing agreement of $80,800 for the purchase of an insurance policy with First Insurance Funding. The debt was payable in monthly installments of $8,389 per month for 10 months. Payments included a stated interest rate of 8.25% and were secured against lien on the insurance policy. The debt was fully repaid on September 1, 2024, there was no balance outstanding as of December 31, 2025, and December 31, 2024, respectively. The Company recognized interest expense of nil and $2,369 on the accompanying consolidated statements of operations for the years ended December 31, 2025 and December 31, 2024, respectively.

Other short-term loans

In December 2024, the Company entered into a binding Term Sheet (the “Endurance Term Sheet”) with Endurance Antarctica Partners II, LLC (“Endurance”), a related party, providing for a loan (the “Endurance Loan”) in the aggregate principal amount of $1,750,000, bearing interest at a rate of 15% per year, and maturing in March 2025 (the “Endurance Maturity Date”). The Endurance Term Sheet contained customary representations and warranties and customary events of default. Pursuant to the Endurance Term Sheet, 550,000 shares of Company’s Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company agreed to issue to Endurance $3,500,000 in Common Stock as an Equity Kicker, as defined in the Endurance term sheet with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Endurance Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock shall be no less than 50,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $1,750,000, which were be settled in cash along with a premium of $3,500,000 in the form of variable number of shares. The Equity Kicker $3,500,000 was triggered by the private placement that occurred on December 31, 2024. Upon such occurrence, the Company has recorded the accretion impact of this premium of $3,500,000 as finance charges in the consolidated statements of operations for the year ended December 31, 2024, and has reported the obligation (which were settled through issuance of variable number of shares) as short-term loan. In addition, Endurance received warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with such private placement terms. During the year ended December 31, 2025, the Company repaid the principal amount of $1,750,000 along with accrued interest of $70,000 and issued 97,765 shares of Common Stock and 488,826 warrants to Endurance.

In December 2024, the Company entered into binding Term Sheets (“Investor Term Sheets”) with several lenders including DRE Chicago LLC, a related party (collectively, the “Investors”), providing for loans (the “Investor Loans”) in the aggregate principal amount of $1,800,000, bearing interest at a rate of 15% per year, and maturing in March 2025 (the “Investor Maturity Date”). The proceeds of the Investor Loans are expected to be used by the Company for general corporate and working capital purposes. The Investor Term Sheets contained customary representations and warranties and customary events of default. Pursuant to the Investor Term Sheets, an aggregate of approximately 340,000 shares of Company’s Common Stock, owned by Roshan Pujari, Chief Executive Officer of the Company, were pledged as collateral. In addition, the Company agreed to issue to the Investors an aggregate of $2,700,000 in Common Stock as an Equity Kicker, as defined in the Investor Term Sheet with the price of each share being determined based on terms per the earlier to occur of (i) the consummation of a private placement offering of Company securities (in which case such issuance shall be on no less favorable terms than the terms of such private placement) and (ii) the Investor Maturity/ Repayment Date, provided that the minimum number of shares of Common Stock issued to the Investors shall be no less than an aggregate of 36,000 shares. The Company recorded the short-term loan as a liability and evaluated embedded features in accordance with the accounting guidance and determined that bifurcation is not required for any embedded feature. By analyzing the economic characteristics of the Equity Kicker terms, the unconditional obligation to transfer variable number of shares where the monetary value of the obligation is a fixed monetary amount known at inception is akin to a traditional debt arrangement with a principal of $1,800,000, which were settled in cash along with a premium of $2,700,000 in the form of variable number of shares. The Equity Kicker $2,700,000 was triggered by the private placement that occurred on December 31, 2024. Upon such occurrence, the Company has recorded the accretion impact of this premium of $2,700,000 as finance charges in the consolidated statements of operations for the year ended December 31, 2024, and has reported the obligation (which were settled through issuance of variable number of shares) as short-term loan. In addition, the Lenders received warrants representing the right, exercisable within five years of the closing date, of up to 50% of Common Stock issued as Equity Kicker, with each 10 warrants exercisable for one share of Common Stock at an exercise price of $115.00 in accordance with such private placement terms. During the year ended December 31, 2025, the Company repaid the principal amount of $1,800,000 along with accrued interest of $67,146 and issued 75,418 shares of Common Stock and 377,092 warrants to the Investors.

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company recognized interest expense of $103,938 and $33,208 towards other short-term loans on the accompanying consolidated statements of operations for the years ended December 31, 2025, and December 31,2024, respectively.

The following table summarizes the Company’s outstanding short-term loan arrangements:

	December 31, 2025	December 31, 2024
Insurance funding loan	$205,403	$258,552
Short-term loans from related parties (See Note 16)	-	5,875,000
Other short-term loans	-	3,875,000
Total	$205,403	$10,008,552